Taxes Recoverable and Payable (Details) - Schedule of Taxes Recoverable and Payable - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Taxes Recoverable and Payable [Abstract]
Taxes recoverable	$ 2,620	$ 1,876	$ 5,461
Less: Taxes payable	1,200	1,135	1,734
Total	$ 1,420	$ 741	$ 3,727